Note 6 - Share-based Payments (Details Textual)					3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($) shares	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jan. 01, 2018 shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 shares	Jun. 30, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period	4,507,932	4,333,952			4,507,932	3,009,826	4,507,932	3,009,826	3,025,826	2,997,836	2,453,586
Expense from share-based payment transactions with employees					$ 1,582,034	$ 795,806	$ 3,465,374	$ 1,478,082
Expense from share-based payment transactions with employees, allocated to general and administrative expenses					1,123,166	581,392	2,421,517	1,022,184
Expense from share-based payment transactions with employees, allocated to research and development expenses					458,868	$ 214,414	1,043,857	$ 455,898
Unrecognized share-based compensation expense, net of related forfeiture estimates	$ 7,200,000				$ 7,200,000		$ 7,200,000
Unrecognized share-based compensation expense, period for recognition							1 year 146 days
Employee stock option plan [member[
Statement Line Items [Line Items]
Number of share options available for issuance | shares	3,786,886				3,786,886		3,786,886
Number of share options outstanding in share-based payment arrangement at end of period	2,913,582				2,913,582		2,913,582		2,997,836
2017 Omnibus Plan [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period	1,594,350				1,594,350		1,594,350		27,990
Number of share options available for issuance, increase, lower limit, percentage of common shares outstanding				4.00%					4.00%
Number of share options available for issuance, increase, lower limit, shares | shares				1,268,703
2017 Omnibus Plan [member] | Top of range [member]
Statement Line Items [Line Items]
Number of share options available for issuance | shares	3,659,308				3,659,308		3,659,308		2,390,605
Performance-based stock options granted [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period	440,000				440,000		440,000
Expense from share-based payment transactions with employees							$ 0
Unrecognized share-based compensation expense	$ 4,000,000				$ 4,000,000		$ 4,000,000
Deferred share units (DSUs) [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees, allocated to general and administrative expenses	$ 74,374	$ 63,721	$ 56,667
Number of other equity instruments granted in share-based payment arrangement	6,667	4,842	3,738
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 11.15	$ 13.16	$ 15.15